Fair Value of Financial Instruments - Schedule of carrying value of financial instruments (Details) $ in Thousands, $ in Thousands	Jul. 31, 2020 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2018 CAD ($)
Assets
Cash and cash equivalents	$ 184,173	$ 113,568		$ 99,042
Restricted cash	8,261	22,350
Short-term investments	0	25,937
Trade receivables	19,426	19,693
Commodity taxes recoverable and other receivables	16,773	15,247
Lease receivable - long term	3,865
Convertible debenture receivable	0	13,354
Long term investments	3,209	14,277
Liabilities
Accounts payable and accrued liabilities	32,451	45,581
Warrant liabilities	3,450	493	$ 375
Lease liability - current	4,772
Lease liability - long term	24,344	0
Convertible Debentures	28,969	0
Deferred rent liability		946
Term loan	29,930	33,374
Other long-term liabilities	393
Amortized cost of financial assets
Assets
Cash and cash equivalents	184,173	113,568
Restricted cash	8,261	22,350
Short-term investments		25,937
Trade receivables	19,426	19,693
Commodity taxes recoverable and other receivables	16,773	15,247
Lease receivable - long term	3,865
Convertible debenture receivable		0
Long term investments	0	0
Amortized cost of financial assets as FVTPL
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Short-term investments		0
Trade receivables	0	0
Commodity taxes recoverable and other receivables	0	0
Lease receivable - long term	0
Convertible debenture receivable		13,354
Long term investments	3,209	14,277
Financial assets designated as FVTPL
Assets
Cash and cash equivalents	0	0
Restricted cash	0	0
Short-term investments		0
Trade receivables	0	0
Commodity taxes recoverable and other receivables	0	0
Lease receivable - long term	0
Convertible debenture receivable		0
Long term investments	0	0
Amortized cost of financial liabilities
Liabilities
Accounts payable and accrued liabilities	32,451	45,581
Warrant liabilities	0	0
Lease liability - current	4,772
Lease liability - long term	24,344
Convertible Debentures	28,969
Deferred rent liability		946
Term loan	29,930	33,374
Other long-term liabilities	0
Amortized cost of financial liability as FVTPL
Liabilities
Accounts payable and accrued liabilities	0	0
Warrant liabilities	3,450	493
Lease liability - current	0
Lease liability - long term	0
Convertible Debentures	0
Deferred rent liability		0
Term loan	0	0
Other long-term liabilities	0
Financial liabilities designated as FVTPL
Liabilities
Accounts payable and accrued liabilities	0	0
Warrant liabilities	0	0
Lease liability - current	0
Lease liability - long term	0
Deferred rent liability		0
Term loan	0	$ 0
Other long-term liabilities	$ 393